Effects of Regulation	12 Months Ended
Dec. 31, 2011
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets are comprised of the following items:

	December 31,		Remaining
	2011	2010	Recovery Period
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$56	$73	1 year
Under-recovered Fuel Costs - does not earn a return	9	8	1 year
Total Current Regulatory Assets	$65	$81

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Storm Related Costs	$24	$55
Economic Development Rider	13	6
Customer Choice Deferrals	-	59
Line Extension Carrying Costs	-	55
Acquisition of Monongahela Power	-	8
Other Regulatory Assets Not Yet Being Recovered	-	1
Regulatory Assets Currently Not Earning a Return
Deferred Wind Power Costs	38	29
Environmental Rate Adjustment Clause	18	56
Mountaineer Carbon Capture and Storage Product Validation Facility	14	60
Special Rate Mechanism for Century Aluminum	13	13
Litigation Settlement	11	-
Storm Related Costs	10	45
Acquisition of Monongahela Power	-	4
Other Regulatory Assets Not Yet Being Recovered	14	4
Total Regulatory Assets Not Yet Being Recovered	155	395

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Capacity Auction True-Up	692	-	13 years
Fuel Adjustment Clause	521	476	7 years
Expanded Net Energy Charge	327	361	2 years
Distribution Asset Recovery Rider	173	-	7 years
Unamortized Loss on Reacquired Debt	92	93	32 years
Storm Related Costs	65	38	7 years
Meter Replacement Costs	39	4	29 years
Transmission Cost Recovery Rider	28	-	2 years
RTO Formation/Integration Costs	18	21	8 years
Economic Development Rider	12	1	1 year
Red Rock Generating Facility	10	10	45 years
Other Regulatory Assets Being Recovered	15	17	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	2,308	2,161	13 years
Income Taxes, Net	1,237	1,097	37 years
Postemployment Benefits	47	51	4 years
Cook Nuclear Plant Refueling Outage Levelization	41	54	2 years
Storm Related Costs	35	21	7 years
Expanded Net Energy Charge	32	-	6 years
Environmental Rate Adjustment Clause	24	-	2 years
Deferred PJM Fees	22	7	1 year
Transmission Rate Adjustment Clause	20	19	2 years
Deferred Restructuring Costs	18	6	7 years
Unrealized Loss on Forward Commitments	16	10	2 years
Asset Retirement Obligation	14	15	9 years
Vegetation Management	11	13	1 year
Restructuring Transition Costs	8	14	5 years
Off-system Sales Margin Sharing	-	13
Other Regulatory Assets Being Recovered	46	46	various
Total Regulatory Assets Being Recovered	5,871	4,548

Total Noncurrent Regulatory Assets	$6,026	$4,943

Regulatory liabilities are comprised of the following items:

	December 31,		Remaining
	2011	2010	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$5	$16	1 year
Over-recovered Fuel Costs - does not pay a return	3	1	1 year
Total Current Regulatory Liabilities	$8	$17

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs	$53	$20
Other Regulatory Liabilities Not Yet Being Paid	5	-
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	4	10
Other Regulatory Liabilities Not Yet Being Paid	4	11
Total Regulatory Liabilities Not Yet Being Paid	66	41

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,270	2,222	(a)
Advanced Metering Infrastructure Surcharge	78	61	9 years
Deferred Investment Tax Credits	27	32	11 years
Excess Earnings	13	13	42 years
Other Regulatory Liabilities Being Paid	4	4	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning
Liability	377	354	(b)
Deferred Investment Tax Credits	144	242	75 years
Spent Nuclear Fuel Liability	43	42	(b)
Unrealized Gain on Forward Commitments	41	60	5 years
Over-recovery of Transition Charges	41	38	10 years
Energy Efficiency/Peak Demand Reduction	40	10	1 year
Deferred State Income Tax Coal Credits	29	29	10 years
Over-recovery of PJM Expenses	-	12
Other Regulatory Liabilities Being Paid	22	11	various
Total Regulatory Liabilities Being Paid	3,129	3,130

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax
Credits	$3,195	$3,171

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Appalachian Power Co [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	APCo			I&M
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
Regulatory Assets:	2011	2010	Period	2011	2010	Period
	(in thousands)			(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$41,105	$18,300	1 year	$-	$-
Under-recovered Fuel Costs - does not earn a return	-	-		8,876	8,467	1 year
Total Current Regulatory Assets	$41,105	$18,300		$8,876	$8,467

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Deferred Wind Power Costs	$38,192	$28,584		$-	$-
Virginia Environmental Rate Adjustment Clause	17,950	55,724		-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility	14,155	59,866		-	-
Special Rate Mechanism for Century Aluminum	12,811	12,628		-	-
Transmission Agreement Phase-In	1,925	288		-	-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	1,335	-		1,680	-
Litigation Settlement	-	-		10,803	-
Storm Related Costs	-	25,225		-	-
Other Regulatory Assets Not Yet Being Recovered	1,010	316		-	-
Total Regulatory Assets Not Yet Being Recovered	87,378	182,631		12,483	-

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Expanded Net Energy Charge	326,766	361,314	2 years	-	-
Storm Related Costs	25,225	-	7 years	-	-
Unamortized Loss on Reacquired Debt	13,592	12,679	31 years	17,355	18,507	21 years
RTO Formation/Integration Costs	5,194	5,952	8 years	3,858	4,437	8 years
Customer Choice Implementation Costs	-	-		4,680	6,767	2 years
Other Regulatory Assets Being Recovered	-	-		-	1,103
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	512,025	523,009	30 years	188,749	159,453	37 years
Pension and OPEB Funded Status	362,322	335,105	13 years	291,392	268,080	13 years
Expanded Net Energy Charge	31,979	-	6 years	-	-
Virginia Environmental Rate Adjustment Clause	23,844	-	2 years	-	-
Postemployment Benefits	22,645	25,484	4 years	9,137	8,968	4 years
Virginia Transmission Rate Adjustment Clause	19,553	19,271	2 years	-	-
Storm Related Costs	16,324	-	7 years	-	-
Deferred Restructuring Costs	12,537	-	7 years	4,952	6,217	4 years
Asset Retirement Obligation	10,524	12,560	6 years	3,396	2,700	9 years
Deferred Wind Power Costs	6,284	-	2 years	-	-
Virginia Environmental and Reliability Costs
Recovery	3,838	4,421	2 years	-	-
Cook Nuclear Plant Refueling Outage Levelization	-	-		40,551	53,795	2 years
Deferred PJM Fees	-	-		21,746	7,078	1 year
River Transportation Division Expenses	-	-		1,899	339	1 year
West Virginia Reliability Expense	-	3,158		-	-
Off-system Sales Margin Sharing	-	-		-	13,091
Other Regulatory Assets Being Recovered	1,163	1,041	various	2,781	5,719	various
Total Regulatory Assets Being Recovered	1,393,815	1,303,994		590,496	556,254

Total Noncurrent Regulatory Assets	$1,481,193	$1,486,625		$602,979	$556,254

	APCo			I&M
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
Regulatory Liabilities:	2011	2010	Period	2011	2010	Period
	(in thousands)			(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$25	$1	1 year
Total Current Regulatory Liabilities	$-	$-		$25	$1

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	$-	$-		$318	$-
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	327	-		136	147
Total Regulatory Liabilities Not Yet Being Paid	327	-		454	147

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	526,885	500,667	(a)	362,134	357,493	(a)
Deferred Investment Tax Credits	3,231	5,097	9 years	-	-
Regulatory Liabilities Currently Not Paying a Return
Deferred State Income Tax Coal Credits	28,727	28,900	10 years	-	-
Unrealized Gain on Forward Commitments	15,597	25,799	5 years	21,785	28,045	5 years
Deferred Investment Tax Credits	1,214	1,918	9 years	52,633	55,416	75 years
Energy Efficiency/Peak Demand Reduction	811	-	1 year	11,078	1,287	1 year
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	-	-		377,162	353,689	(b)
Spent Nuclear Fuel Liability	-	-		42,603	41,932	(b)
Off-system Sales Margin Sharing	-	-		5,892	-	1 year
Indiana Clean Coal Technology Rider Liability	-	-		1,242	2,494	1 year
Over-recovery of PJM Expenses	-	-		-	11,671
Other Regulatory Liabilities Being Paid	-	-		219	23	various
Total Regulatory Liabilities Being Paid	576,465	562,381		874,748	852,050

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$576,792	$562,381		$875,202	$852,197

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Indiana Michigan Power Co [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	APCo			I&M
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
Regulatory Assets:	2011	2010	Period	2011	2010	Period
	(in thousands)			(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$41,105	$18,300	1 year	$-	$-
Under-recovered Fuel Costs - does not earn a return	-	-		8,876	8,467	1 year
Total Current Regulatory Assets	$41,105	$18,300		$8,876	$8,467

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Deferred Wind Power Costs	$38,192	$28,584		$-	$-
Virginia Environmental Rate Adjustment Clause	17,950	55,724		-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility	14,155	59,866		-	-
Special Rate Mechanism for Century Aluminum	12,811	12,628		-	-
Transmission Agreement Phase-In	1,925	288		-	-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	1,335	-		1,680	-
Litigation Settlement	-	-		10,803	-
Storm Related Costs	-	25,225		-	-
Other Regulatory Assets Not Yet Being Recovered	1,010	316		-	-
Total Regulatory Assets Not Yet Being Recovered	87,378	182,631		12,483	-

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Expanded Net Energy Charge	326,766	361,314	2 years	-	-
Storm Related Costs	25,225	-	7 years	-	-
Unamortized Loss on Reacquired Debt	13,592	12,679	31 years	17,355	18,507	21 years
RTO Formation/Integration Costs	5,194	5,952	8 years	3,858	4,437	8 years
Customer Choice Implementation Costs	-	-		4,680	6,767	2 years
Other Regulatory Assets Being Recovered	-	-		-	1,103
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	512,025	523,009	30 years	188,749	159,453	37 years
Pension and OPEB Funded Status	362,322	335,105	13 years	291,392	268,080	13 years
Expanded Net Energy Charge	31,979	-	6 years	-	-
Virginia Environmental Rate Adjustment Clause	23,844	-	2 years	-	-
Postemployment Benefits	22,645	25,484	4 years	9,137	8,968	4 years
Virginia Transmission Rate Adjustment Clause	19,553	19,271	2 years	-	-
Storm Related Costs	16,324	-	7 years	-	-
Deferred Restructuring Costs	12,537	-	7 years	4,952	6,217	4 years
Asset Retirement Obligation	10,524	12,560	6 years	3,396	2,700	9 years
Deferred Wind Power Costs	6,284	-	2 years	-	-
Virginia Environmental and Reliability Costs
Recovery	3,838	4,421	2 years	-	-
Cook Nuclear Plant Refueling Outage Levelization	-	-		40,551	53,795	2 years
Deferred PJM Fees	-	-		21,746	7,078	1 year
River Transportation Division Expenses	-	-		1,899	339	1 year
West Virginia Reliability Expense	-	3,158		-	-
Off-system Sales Margin Sharing	-	-		-	13,091
Other Regulatory Assets Being Recovered	1,163	1,041	various	2,781	5,719	various
Total Regulatory Assets Being Recovered	1,393,815	1,303,994		590,496	556,254

Total Noncurrent Regulatory Assets	$1,481,193	$1,486,625		$602,979	$556,254

	APCo			I&M
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
Regulatory Liabilities:	2011	2010	Period	2011	2010	Period
	(in thousands)			(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$25	$1	1 year
Total Current Regulatory Liabilities	$-	$-		$25	$1

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	$-	$-		$318	$-
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	327	-		136	147
Total Regulatory Liabilities Not Yet Being Paid	327	-		454	147

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	526,885	500,667	(a)	362,134	357,493	(a)
Deferred Investment Tax Credits	3,231	5,097	9 years	-	-
Regulatory Liabilities Currently Not Paying a Return
Deferred State Income Tax Coal Credits	28,727	28,900	10 years	-	-
Unrealized Gain on Forward Commitments	15,597	25,799	5 years	21,785	28,045	5 years
Deferred Investment Tax Credits	1,214	1,918	9 years	52,633	55,416	75 years
Energy Efficiency/Peak Demand Reduction	811	-	1 year	11,078	1,287	1 year
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	-	-		377,162	353,689	(b)
Spent Nuclear Fuel Liability	-	-		42,603	41,932	(b)
Off-system Sales Margin Sharing	-	-		5,892	-	1 year
Indiana Clean Coal Technology Rider Liability	-	-		1,242	2,494	1 year
Over-recovery of PJM Expenses	-	-		-	11,671
Other Regulatory Liabilities Being Paid	-	-		219	23	various
Total Regulatory Liabilities Being Paid	576,465	562,381		874,748	852,050

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$576,792	$562,381		$875,202	$852,197

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Ohio Power Co [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	OPCo
			Remaining
	December 31,		Recovery
	2011	2010	Period
Regulatory Assets:	(in thousands)

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Economic Development Rider	$12,572	$6,114
Customer Choice Deferrals	-	58,857
Line Extension Carrying Costs	-	54,955
Storm Related Costs	-	30,143
Acquisition of Monongahela Power	-	7,929
Other Regulatory Assets Not Yet Being Recovered	-	678
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	8,375	-
Acquisition of Monongahela Power	-	4,052
Other Regulatory Assets Not Yet Being Recovered	-	101
Total Regulatory Assets Not Yet Being Recovered	20,947	162,829

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Fuel Adjustment Clause	506,607	475,835	7 years
Distribution Asset Recovery Rider	173,274	-	7 years
Transmission Cost Recovery Rider	28,404	383	2 years
Unamortized Loss on Reacquired Debt	14,552	15,889	27 years
Economic Development Rider	11,738	1,406	1 year
RTO Formation/Integration Costs	7,836	8,967	8 years
Acquisition of Monongahela Power	-	504
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	389,712	363,831	13 years
Income Taxes, Net	190,981	182,286	20 years
Unrealized Loss on Forward Commitments	9,930	5,788	1 year
Postemployment Benefits	8,669	8,806	4 years
Enhanced Service Reliability Plan	4,454	3,377	1 year
Deferred Contribution Expense	3,400	-	4 years
Energy Efficiency/Peak Demand Reduction	-	2,221
Total Regulatory Assets Being Recovered	1,349,557	1,069,293

Total Noncurrent Regulatory Assets	$1,370,504	$1,232,122

	OPCo
			Remaining
	December 31,		Refund
	2011	2010	Period
Regulatory Liabilities:	(in thousands)

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
IGCC Preconstruction Costs	$4,196	$-
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	-	6,182
Low Income Customers/Economic Recovery	-	3,420
Other Regulatory Liabilities Not Yet Being Paid	216	3,166
Total Regulatory Liabilities Not Yet Being Paid	4,412	12,768

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	251,100	256,546	(a)
Economic Development Rider	2,428	336	1 year
Deferred Investment Tax Credits	549	1,085	8 years
Transmission Cost Recovery Rider	542	2,419	1 year
Regulatory Liabilities Currently Not Paying a Return
Energy Efficiency/Peak Demand Reduction	19,124	2,245	3 years
Deferred Investment Tax Credits	12,944	14,787	13 years
Over-recovery of Costs Related to gridSMART®	7,504	-	2 years
Low Income Customers/Economic Recovery	2,521	-	5 years
Unrealized Gain on Forward Commitments	-	105
Total Regulatory Liabilities Being Paid	296,712	277,523

Total Noncurrent Regulatory Liabilities and Deferred Investment
Tax Credits	$301,124	$290,291

(a)	Relieved as removal costs are incurred.

Public Service Co Of Oklahoma [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
	2011	2010	Period	2011	2010	Period
Regulatory Assets:	(in thousands)			(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$4,313	$37,262	1 year	$10,843	$758	1 year

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	$-	$-		$2,380	$-
Storm Related Costs	-	17,256		-	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574		1,699	613
Total Regulatory Assets Not Yet Being Recovered	-	17,830		4,079	1,852

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Storm Related Costs	38,659	38,499	2 years	965	-	2 years
Unamortized Loss on Reacquired Debt	12,538	8,277	21 years	10,768	12,422	32 years
Red Rock Generating Facility	10,180	10,406	45 years	-	-
Acquisition of Valley Electric Membership
Corporation (VEMCO)	-	-		8,789	6,500	4 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	178,295	166,333	13 years	176,587	163,870	13 years
Vegetation Management	11,196	13,303	1 year	-	-
Deferral of Major Generation Overhauls	6,133	4,083	6 years	-	-
Energy Efficiency/Peak Demand Reduction	4,394	3,705	1 year	1,284	495	1 year
Income Taxes, Net	2,923	691	33 years	178,826	132,118	28 years
Unrealized Loss on Forward Commitments	1,706	285	2 years	4,684	2,975	2 years
Rate Case Expense	216	-	2 years	3,602	4,606	2 years
Storm Related Costs	-	-		2,556	4,800	2 years
Dolet Hills Deferred Fuel	-	-		1,886	2,725	3 years
Other Regulatory Assets Being Recovered	305	133	various	250	335	various
Total Regulatory Assets Being Recovered	266,545	245,715		390,197	330,846

Total Noncurrent Regulatory Assets	$266,545	$263,545		$394,276	$332,698

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
	2011	2010	Period	2011	2010	Period
Regulatory Liabilities:	(in thousands)			(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$5,032	$16,432	1 year

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs	$-	$-		$52,594	$20,139
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	4,232	3,806		-	-
Storm Related Costs	2,248	3,493		-	-
Other Regulatory Liabilities Not Yet Being Paid	-	-		806	806
Total Regulatory Liabilities Not Yet Being Paid	6,480	7,299		53,400	20,945

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	280,491	284,230	(a)	353,067	346,402	(a)
Excess Earnings	-	-		3,047	3,119	42 years
Other Regulatory Liabilities Being Paid	-	-		1,305	1,667	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	40,310	41,166	37 years	13,318	13,868	27 years
Energy Efficiency/Peak Demand Reduction	6,444	4,266	1 year	-	-
Vegetation Management	-	-		3,158	5,672	1 year
Other Regulatory Liabilities Being Paid	1,087	-	various	1,276	2,000	various
Total Regulatory Liabilities Being Paid	328,332	329,662		375,171	372,728

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$334,812	$336,961		$428,571	$393,673

(a)	Relieved as removal costs are incurred.

Southwestern Electric Power Co [Member]
Effects of Regulation [Abstract]
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
	2011	2010	Period	2011	2010	Period
Regulatory Assets:	(in thousands)			(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$4,313	$37,262	1 year	$10,843	$758	1 year

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	$-	$-		$2,380	$-
Storm Related Costs	-	17,256		-	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574		1,699	613
Total Regulatory Assets Not Yet Being Recovered	-	17,830		4,079	1,852

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Storm Related Costs	38,659	38,499	2 years	965	-	2 years
Unamortized Loss on Reacquired Debt	12,538	8,277	21 years	10,768	12,422	32 years
Red Rock Generating Facility	10,180	10,406	45 years	-	-
Acquisition of Valley Electric Membership
Corporation (VEMCO)	-	-		8,789	6,500	4 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	178,295	166,333	13 years	176,587	163,870	13 years
Vegetation Management	11,196	13,303	1 year	-	-
Deferral of Major Generation Overhauls	6,133	4,083	6 years	-	-
Energy Efficiency/Peak Demand Reduction	4,394	3,705	1 year	1,284	495	1 year
Income Taxes, Net	2,923	691	33 years	178,826	132,118	28 years
Unrealized Loss on Forward Commitments	1,706	285	2 years	4,684	2,975	2 years
Rate Case Expense	216	-	2 years	3,602	4,606	2 years
Storm Related Costs	-	-		2,556	4,800	2 years
Dolet Hills Deferred Fuel	-	-		1,886	2,725	3 years
Other Regulatory Assets Being Recovered	305	133	various	250	335	various
Total Regulatory Assets Being Recovered	266,545	245,715		390,197	330,846

Total Noncurrent Regulatory Assets	$266,545	$263,545		$394,276	$332,698

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
	2011	2010	Period	2011	2010	Period
Regulatory Liabilities:	(in thousands)			(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$5,032	$16,432	1 year

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Refundable Construction Financing Costs	$-	$-		$52,594	$20,139
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	4,232	3,806		-	-
Storm Related Costs	2,248	3,493		-	-
Other Regulatory Liabilities Not Yet Being Paid	-	-		806	806
Total Regulatory Liabilities Not Yet Being Paid	6,480	7,299		53,400	20,945

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	280,491	284,230	(a)	353,067	346,402	(a)
Excess Earnings	-	-		3,047	3,119	42 years
Other Regulatory Liabilities Being Paid	-	-		1,305	1,667	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	40,310	41,166	37 years	13,318	13,868	27 years
Energy Efficiency/Peak Demand Reduction	6,444	4,266	1 year	-	-
Vegetation Management	-	-		3,158	5,672	1 year
Other Regulatory Liabilities Being Paid	1,087	-	various	1,276	2,000	various
Total Regulatory Liabilities Being Paid	328,332	329,662		375,171	372,728

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$334,812	$336,961		$428,571	$393,673

(a)	Relieved as removal costs are incurred.